NON—CONTROLLING INTERESTS - SCHEDULE OF NON-CONTROLLING PARTNERSHIP ENTITIES TOTAL ASSETS AND TOTAL LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112	$ 17,360,353
Lease and other receivables, net	2,641,772		3,557,988
Other current assets	2,769,109		2,791,593
NON-CURRENT ASSETS:
Investment properties	554,518,864		514,172,281	$ 449,036,633	$ 428,275,741
Property and equipment, net	313,202		354,437
Deferred tax asset	10,588,167		4,328,781
Restricted cash equivalents - long term	5,835,117		681,110
TOTAL ASSETS	607,019,578		590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	8,356,915		13,127,502
Other current liabilities	640,933		349,729
NON-CURRENT LIABILITIES:
Long term debt	253,248,978		253,151,137
Security deposits	2,440,371		1,790,554
Other non-current liabilities	890,449		0
Deferred tax liability	50,487,710		40,434,260
Total liabilities	336,218,160		329,882,393
EQUITY:
Equity attributable to owners of the Company	228,964,876		222,326,402
Non-controlling interests	41,836,542		38,616,515
Latam Parque Logistico Coyol II
CURRENT ASSETS:
Cash and cash equivalents	209,675		1,301,121
Lease and other receivables, net	24,804		34,021
Other current assets	142,777		37,932
NON-CURRENT ASSETS:
Investment properties	29,794,000		29,708,000
Property and equipment, net	0		0
Deferred tax asset	0		0
Restricted cash equivalents - long term	480,000		480,000
TOTAL ASSETS	30,651,256		31,561,074
CURRENT LIABILITIES:
Accounts payable and accrued expenses	191,414		229,988
Due to affiliates	0		0
Other current liabilities	0		0
NON-CURRENT LIABILITIES:
Long term debt	17,948,614		18,285,023
Security deposits	195,000		195,000
Other non-current liabilities	0		0
Deferred tax liability	3,307,017		3,214,523
Total liabilities	21,642,045		21,924,534
EQUITY:
Equity attributable to owners of the Company	4,504,607		4,818,286
Non-controlling interests	4,504,604		4,818,254
Latam Parque Logistico San José - Verbena
CURRENT ASSETS:
Cash and cash equivalents	4,773,465		1,666,657
Lease and other receivables, net	3,274,430		7,326,802
Other current assets	49,802		843,894
NON-CURRENT ASSETS:
Investment properties	86,680,123		80,878,055
Property and equipment, net	22,233		25,613
Deferred tax asset	0		0
Restricted cash equivalents - long term	1,450,000		0
TOTAL ASSETS	96,250,053		90,741,021
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,364,596		3,027,672
Due to affiliates	619,050		15,269
Other current liabilities	380,950		0
NON-CURRENT LIABILITIES:
Long term debt	57,325,213		44,926,842
Security deposits	476,932		336,145
Other non-current liabilities	0		0
Deferred tax liability	4,133,385		5,863,957
Total liabilities	65,300,126		54,169,885
EQUITY:
Equity attributable to owners of the Company	6,936,343		8,600,132
Non-controlling interests	24,013,584		27,971,004
Parque Logístico Callao
CURRENT ASSETS:
Cash and cash equivalents	179,919		25,267
Lease and other receivables, net	1,654,241		2,023,086
Other current assets	256,011		274,592
NON-CURRENT ASSETS:
Investment properties	38,489,189		12,879,976
Property and equipment, net	4,407		4,108
Deferred tax asset	0		688,485
Restricted cash equivalents - long term	0		0
TOTAL ASSETS	40,583,767		15,895,514
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,116,681		3,148,102
Due to affiliates	0		0
Other current liabilities	385,095		325,811
NON-CURRENT LIABILITIES:
Long term debt	0		0
Security deposits	448,194		51,394
Other non-current liabilities	12,925,194		2,800,943
Deferred tax liability	2,750,819		0
Total liabilities	18,625,983		6,326,250
EQUITY:
Equity attributable to owners of the Company	8,639,430		3,742,007
Non-controlling interests	$ 13,318,354		$ 5,827,257